Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ .01	$ .01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	6,296,110	3,836,631
Common stock, shares outstanding	6,296,110	3,836,631
Series D Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ .01	$ .01
Convertible preferred stock, shares authorized	1,000,000	1,000,000
Convertible preferred stock, shares issued	132,489	191,490
Convertible preferred stock, shares outstanding	132,489	191,490
Convertible preferred stock, liquidation preference	$ 1,325	$ 1,915
Series E Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ .01	$ .01
Convertible preferred stock, shares authorized	100,000	100,000
Convertible preferred stock, shares issued	33,333	33,333
Convertible preferred stock, shares outstanding	33,333	33,333
Convertible preferred stock, liquidation preference	$ 333	$ 333
Series F Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	1,559,252	1,559,252
Convertible preferred stock, shares issued	665,281	0
Convertible preferred stock, shares outstanding	665,281	0
Convertible preferred stock, liquidation preference	$ 6,653	$ 0